CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets
Fixed maturities, at fair value (amortized cost: 2011 - $26,137,960; 2010 - $24,002,893)	$ 27,983,446	$ 24,676,939
Equity securities, at fair value (cost: 2011 - $345,874; 2010 - $349,605)	335,232	359,412
Mortgage loans (2011 and 2010 includes: $858,139 and $934,655 related to securitizations)	5,353,481	4,892,829
Investment real estate, net of accumulated depreciation (2011 - $1,547; 2010 - $1,200)	29,899	25,340
Policy loans	879,819	793,448
Other long-term investments	257,714	276,337
Short-term investments	101,489	352,824
Total investments	34,941,080	31,377,129
Cash	267,298	264,425
Accrued investment income	350,580	329,078
Accounts and premiums receivable, net of allowance for uncollectible amounts (2011 - $3,899; 2010 - $4,330)	84,754	58,580
Reinsurance receivables	5,645,471	5,608,029
Deferred policy acquisition costs and value of business acquired	3,248,041	3,092,580
Goodwill	111,659	114,758
Property and equipment, net of accumulated depreciation (2011 - $134,924; 2010 - $130,576)	48,578	39,386
Other assets	150,549	169,664
Income tax receivable	50,783	45,582
Assets related to separate accounts
Variable annuity	6,741,959	5,170,193
Variable universal life	502,617	534,219
Total assets	52,143,369	46,803,623
Liabilities
Future policy benefits and claims	20,867,989	18,530,564
Unearned premiums	1,258,785	1,182,828
Total policy liabilities and accruals	22,126,774	19,713,392
Stable value product account balances	2,769,510	3,076,233
Annuity account balances	10,946,848	10,591,605
Other policyholders' funds	546,516	578,037
Other liabilities	1,065,451	926,201
Mortgage loan backed certificates	19,755	61,678
Deferred income taxes	1,260,629	752,866
Non-recourse funding obligations	407,800	532,400
Debt	1,520,000	1,501,852
Subordinated debt securities	524,743	524,743
Liabilities related to separate accounts
Variable annuity	6,741,959	5,170,193
Variable universal life	502,617	534,219
Total liabilities	48,432,602	43,963,419
Commitments and contingencies - Note 11
Shareowners' equity
Preferred Stock; $1 par value, shares authorized: 4,000,000; Issued: None
Common Stock, $.50 par value, shares authorized: 2011 and 2010 - 160,000,000 shares issued: 2011 and 2010 - 88,776,960	44,388	44,388
Additional paid-in-capital	598,106	586,592
Treasury stock, at cost (2011 - 7,107,765 shares; 2010 - 3,108,983 shares)	(107,740)	(26,072)
Retained earnings	2,191,319	1,928,430
Accumulated other comprehensive income (loss):
Net unrealized gains (losses) on investments, net of income tax: (2011 - $589,132; 2010 - $202,955)	1,094,103	376,917
Net unrealized (losses) gains relating to other-than-temporary impaired investments for which a portion has been recognized in earnings, net of income tax: (2011 - $(18,428); 2010 - $(5,223))	(34,224)	(9,700)
Accumulated loss - derivatives, net of income tax: (2011 - $(4,111); 2010 - $(6,355))	(7,634)	(11,802)
Postretirement benefits liability adjustment, net of income tax: (2011 - $(35,970); 2010 - $(25,612))	(66,801)	(47,565)
Total Protective Life Corporation's shareowners' equity	3,711,517	2,841,188
Noncontrolling interest	(750)	(984)
Total equity	3,710,767	2,840,204
Total liabilities and shareowners' equity	$ 52,143,369	$ 46,803,623